Share-Based Instruments - Warrant Program (Details) - DKK (kr) kr / shares in Units, kr in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of warrants	kr 34	kr 46
Share-based compensation expenses	kr 208	kr 142
Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	230,112	147,568
Exercised	34,987	74,992
Weighted average exercise price of warrants granted	kr 2,178.40	kr 2,189.21
Weighted average exercise price of fair market value	629.05	683.79
Weighted average exercise price of warrants exercised	kr 983.98	kr 606.22
Percentage of share capital attributed to exercise of warrants	0.05%	0.11%